Vanguard GNMA Fund
Schedule of Investments (unaudited)
As of April 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (95.6%)
U.S. Government Securities (0.6%)
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/34	70,801	70,142
Conventional Mortgage-Backed Securities (89.1%)
[1,2]	Fannie Mae Pool	2.120%	5/1/31	16,649	14,769
[1,2]	Fannie Mae Pool	2.250%	4/1/33	21,701	18,610
[1,2]	Fannie Mae Pool	2.320%	4/1/36	2,085	1,635
[1,2]	Fannie Mae Pool	2.690%	3/1/37	6,180	5,217
[1,2]	Fannie Mae Pool	2.950%	6/1/31	1,495	1,386
[1,2]	Fannie Mae Pool	2.960%	6/1/31	1,757	1,637
[1,2]	Fannie Mae Pool	3.000%	6/1/43	23,230	20,958
[1,2]	Fannie Mae Pool	3.010%	8/1/34	1,635	1,442
[1,2]	Fannie Mae Pool	3.050%	7/1/31	1,531	1,427
[1,2]	Fannie Mae Pool	3.240%	3/1/28	4,523	4,427
[1,2]	Fannie Mae Pool	3.260%	12/1/37	3,338	2,889
[1,2]	Fannie Mae Pool	3.410%	5/1/32	3,278	3,057
[1,2]	Fannie Mae Pool	3.420%	4/1/31	1,013	966
[1,2]	Fannie Mae Pool	3.460%	9/1/29	4,747	4,624
[1,2]	Fannie Mae Pool	4.260%	3/1/29	17,424	17,525
[1,2]	Fannie Mae Pool	4.625%	6/1/28	13,490	13,701
[1,2]	Fannie Mae Pool	4.750%	4/1/35	9,159	9,203
[1,2]	Fannie Mae Pool	4.820%	4/1/29	29,448	30,169
[1,2]	Fannie Mae Pool	4.980%	5/1/34	10,179	10,451
[1,2]	Fannie Mae Pool	5.170%	2/1/29	3,669	3,803
[1,2]	Fannie Mae Pool	5.200%	3/1/29	17,415	18,072
[1,2]	Freddie Mac Gold Pool	3.000%	6/1/43–1/1/47	5,658	5,036
[1,2]	Freddie Mac Gold Pool	3.500%	11/1/47–8/1/48	1,048	961
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/30–4/1/44	1,216	1,167
[1,2]	Freddie Mac Gold Pool	4.500%	4/1/34–2/1/46	13,293	13,145
[1,2]	Freddie Mac Gold Pool	5.000%	1/1/38–4/1/44	4,606	4,674
[1]	Ginnie Mae I Pool	2.500%	11/15/42–12/15/46	32,162	28,571
[1]	Ginnie Mae I Pool	3.000%	1/15/26–3/15/46	246,415	222,860
[1]	Ginnie Mae I Pool	3.250%	8/15/42	5,708	5,245
[1]	Ginnie Mae I Pool	3.500%	7/15/39–6/15/48	210,945	196,869
[1]	Ginnie Mae I Pool	3.750%	7/15/42	697	657
[1]	Ginnie Mae I Pool	3.875%	10/15/40–6/15/42	9,523	9,062
[1]	Ginnie Mae I Pool	4.000%	5/15/25–7/15/46	278,015	268,476
[1]	Ginnie Mae I Pool	4.500%	4/15/33–4/15/44	145,206	143,827
[1]	Ginnie Mae I Pool	5.000%	11/15/32–7/15/52	127,778	129,208
[1]	Ginnie Mae I Pool	5.500%	5/15/28–9/15/45	95,958	98,156
[1]	Ginnie Mae I Pool	6.000%	12/15/27–3/15/40	35,287	36,350
[1]	Ginnie Mae I Pool	6.500%	9/15/25–7/15/40	33,712	35,177
[1]	Ginnie Mae I Pool	7.000%	11/15/31–11/15/36	3,609	3,693
[1]	Ginnie Mae I Pool	7.250%	1/15/27	2	2
[1]	Ginnie Mae I Pool	7.500%	10/15/31	1,780	1,839
[1]	Ginnie Mae I Pool	8.000%	8/15/31	726	747
[1]	Ginnie Mae II Pool	1.500%	4/20/44–4/20/52	99,800	77,942
[1,3,4]	Ginnie Mae II Pool	2.000%	10/20/43–5/15/55	1,878,766	1,533,153
[1,3,4]	Ginnie Mae II Pool	2.500%	6/20/37–5/15/55	1,715,142	1,465,657
[1,3,4]	Ginnie Mae II Pool	3.000%	4/20/31–5/15/55	1,310,616	1,170,367
[1,4,5]	Ginnie Mae II Pool	3.500%	10/20/40–5/15/55	1,215,334	1,120,373
[1,4]	Ginnie Mae II Pool	4.000%	4/20/39–5/15/55	327,699	314,912
[1]	Ginnie Mae II Pool	4.500%	12/20/32–11/20/52	585,300	568,475
[1,4]	Ginnie Mae II Pool	5.000%	10/20/32–5/15/55	392,317	388,559
[1,4]	Ginnie Mae II Pool	5.500%	1/20/34–5/15/55	806,086	807,017
[1,4]	Ginnie Mae II Pool	6.000%	4/20/28–5/15/55	578,455	585,473
[1,4]	Ginnie Mae II Pool	6.500%	4/20/37–5/15/55	157,436	161,372
[1,2]	UMBS Pool	2.000%	11/1/46–4/1/52	2,850	2,274
[1,2]	UMBS Pool	2.500%	7/1/27–9/1/46	4,116	3,691
[1,2,4]	UMBS Pool	3.000%	12/1/25–5/25/55	5,653	5,924
[1,2,4]	UMBS Pool	3.500%	9/1/46–5/25/55	63,806	59,243
[1,2]	UMBS Pool	4.000%	5/1/46–6/1/46	1,335	1,266
[1,2]	UMBS Pool	4.500%	12/1/40–3/1/44	564	558

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,2]	UMBS Pool	5.000%	9/1/35	2,404	2,436
[1,2]	UMBS Pool	5.500%	2/1/53–2/1/54	13,526	13,520
[1,2,4]	UMBS Pool	6.000%	12/1/52–5/25/55	175,735	178,571
[1,2]	UMBS Pool	6.500%	2/1/29–5/1/40	536	569
					9,853,042
Nonconventional Mortgage-Backed Securities (5.9%)
[1,2,6]	Fannie Mae Pool, RFUCCT1Y + 1.560%	6.844%	8/1/43	345	356
[1,2,6]	Fannie Mae Pool, RFUCCT1Y + 1.580%	7.165%	9/1/44	1,798	1,857
[1,2]	Fannie Mae REMICS	1.500%	1/25/51	4,863	2,802
[1,2]	Fannie Mae REMICS	2.000%	9/25/42	2,149	2,017
[1,2]	Fannie Mae REMICS	2.500%	10/25/42	2,150	2,049
[1,2]	Fannie Mae REMICS	3.000%	4/25/40–7/25/49	24,724	22,077
[1,2]	Fannie Mae REMICS	3.500%	7/25/44–4/25/59	54,178	46,132
[1,2]	Fannie Mae REMICS	5.500%	12/25/51	23,253	23,471
[1,2]	Fannie Mae REMICS	6.000%	10/25/28–9/25/32	796	821
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.516%	7.266%	10/1/44	412	423
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.600%	7.084%	10/1/44	1,787	1,843
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.616%	7.305%	9/1/44	1,172	1,207
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.790%	10/1/44	1,733	1,788
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	6.995%	9/1/43	1,147	1,184
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.620%	7.370%	7/1/44	408	420
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.630%	6.524%	4/1/44	1,355	1,397
[1,2,6]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	7.132%	8/1/43	1,690	1,743
[1,2]	Freddie Mac REMICS	2.000%	4/15/42	2,804	2,595
[1,2]	Freddie Mac REMICS	2.500%	3/25/52	4,292	2,965
[1,2]	Freddie Mac REMICS	3.500%	8/15/45–1/25/46	13,946	12,665
[1,2]	Freddie Mac REMICS	4.000%	6/15/54	3,330	2,719
[1,2]	Freddie Mac REMICS	6.000%	4/15/28–11/15/32	2,127	2,188
[1]	Ginnie Mae REMICS	1.000%	8/20/50–6/20/51	22,011	16,842
[1]	Ginnie Mae REMICS	1.500%	11/20/49–4/16/50	16,798	13,756
[1]	Ginnie Mae REMICS	1.650%	11/20/45	19,132	17,812
[1]	Ginnie Mae REMICS	2.000%	7/20/42	12,531	11,411
[1]	Ginnie Mae REMICS	2.250%	3/16/45–2/20/52	9,457	8,571
[1]	Ginnie Mae REMICS	2.375%	4/20/44	3,337	3,105
[1,3]	Ginnie Mae REMICS	2.500%	12/16/39–2/20/52	159,955	139,891
[1]	Ginnie Mae REMICS	2.650%	11/17/48	2,261	2,155
[1]	Ginnie Mae REMICS	3.000%	6/20/39–2/20/52	185,125	160,858
[1]	Ginnie Mae REMICS	3.000%	7/20/43	2,584	2,341
[1]	Ginnie Mae REMICS	3.250%	8/20/44–2/20/49	10,815	8,957
[1]	Ginnie Mae REMICS	3.500%	9/20/44–2/20/49	39,828	36,110
[1]	Ginnie Mae REMICS	3.693%	10/20/48	8,448	7,780
[1]	Ginnie Mae REMICS	3.750%	12/16/39	2,426	2,226
[1,3]	Ginnie Mae REMICS	4.000%	1/20/45–12/20/48	42,627	41,099
[1]	Ginnie Mae REMICS	4.500%	6/20/39–4/16/41	14,285	14,100
[1]	Ginnie Mae REMICS	5.000%	6/16/37–12/20/54	34,773	31,855
[1,6]	Ginnie Mae REMICS, TSFR1M + 0.314%	4.633%	2/20/37	964	961
					654,549
Total U.S. Government and Agency Obligations (Cost $11,543,797)					10,577,733
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3	3.500%	8/25/57	8,595	6,334
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-4	3.500%	3/25/58	9,039	6,581
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-1	3.500%	7/25/58	12,451	9,120
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	44,615	40,027
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	11,606	8,568
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2020-1	2.500%	8/25/59	48,383	39,660
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $141,651)					110,290

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.1%)
Money Market Fund (0.3%)
[7]	Vanguard Market Liquidity Fund	4.350%		257,806	25,778
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.8%)
	Bank of America Securities, LLC (Dated 4/30/25, Repurchase Value $10,001, collateralized by U.S. Treasury Obligations 3.625%–4.431%, 4/30/27–2/15/53, with a value of $10,200)	4.360%	5/1/25	10,000	10,000
	Bank of America Securities, LLC (Dated 4/30/25, Repurchase Value $6,001, collateralized by U.S. Government Agency Obligations 2.000%–6.000%, 7/1/26–10/1/54, with a value of $6,120)	4.380%	5/1/25	6,000	6,000
	Bank of America Securities, LLC (Dated 4/30/25, Repurchase Value $10,001, collateralized by U.S. Treasury Obligations 0.000%–6.625%, 7/8/25–8/15/54, with a value of $10,200)	4.390%	5/1/25	10,000	10,000
	Bank of Nova Scotia (Dated 4/30/25, Repurchase Value $5,001, collateralized by U.S. Treasury Obligations 0.000%–2.250%, 1/22/26–11/15/50, with a value of $5,101)	4.360%	5/1/25	5,000	5,000
	Barclays Capital Inc. (Dated 4/30/25, Repurchase Value $5,001, collateralized by U.S. Treasury Obligations 3.875%, 8/15/33, with a value of $5,100)	4.370%	5/1/25	5,000	5,000
	Citigroup Global Markets Inc. (Dated 4/30/25, Repurchase Value $6,001, collateralized by U.S. Treasury Obligations 4.250%, 6/30/31, with a value of $6,120)	4.360%	5/1/25	6,000	6,000
	Credit Agricole Securities (USA) Inc. (Dated 4/30/25, Repurchase Value $5,001, collateralized by U.S. Treasury Obligations 3.750%, 4/15/28, with a value of $5,100)	4.370%	5/1/25	5,000	5,000
	HSBC Bank USA (Dated 4/30/25, Repurchase Value $6,001, collateralized by U.S. Treasury Obligations 0.000%–6.000%, 5/20/25–2/15/49, with a value of $6,120)	4.370%	5/1/25	6,000	6,000
	HSBC Bank USA (Dated 4/30/25, Repurchase Value $5,001, collateralized by U.S. Government Agency Obligations 3.500%, 8/1/50, with a value of $5,100)	4.380%	5/1/25	5,000	5,000
	JP Morgan Securities LLC (Dated 4/30/25, Repurchase Value $10,001, collateralized by U.S. Treasury Obligations 3.750%, 4/30/27, with a value of $10,200)	4.370%	5/1/25	10,000	10,000
	Natixis SA (Dated 4/30/25, Repurchase Value $6,001, collateralized by U.S. Treasury and Government Agency Obligations 0.125%–5.000%, 10/31/25–2/15/47, with a value of $6,120)	4.370%	5/1/25	6,000	6,000
	Societe Generale (Dated 4/30/25, Repurchase Value $5,601, collateralized by U.S. Treasury Obligations 4.750%, 2/15/45, with a value of $5,712)	4.360%	5/1/25	5,600	5,600
	TD Securities (USA) LLC (Dated 4/30/25, Repurchase Value $6,001, collateralized by U.S. Government Agency Obligations 6.000%, 3/1/55, with a value of $6,120)	4.390%	5/1/25	6,000	6,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co. (Dated 4/30/25, Repurchase Value $5,001, collateralized by U.S. Government Agency Obligations 5.500%, 4/1/55, with a value of $5,100)	4.380%	5/1/25	5,000	5,000
				90,600
Total Temporary Cash Investments (Cost $116,376)				116,378
Total Investments (97.7%) (Cost $11,801,824)				10,804,401
Other Assets and Liabilities—Net (2.3%)				256,467
Net Assets (100%)				11,060,868
Cost is in $000.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Securities with a value of $10,225 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2025.
5	Securities with a value of $6,874 have been segregated as initial margin for open futures contracts.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REMICS—Real Estate Mortgage Investment Conduits.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2025	1,267	263,724	2,478
Ultra Long U.S. Treasury Bond	June 2025	89	10,772	(19)
				2,459

Short Futures Contracts
5-Year U.S. Treasury Note	June 2025	(197)	(21,511)	(447)
10-Year U.S. Treasury Note	June 2025	(749)	(84,052)	(663)
Long U.S. Treasury Bond	June 2025	(1,198)	(139,717)	(433)
Ultra 10-Year U.S. Treasury Note	June 2025	(54)	(6,196)	(44)
				(1,587)
				872

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At April 30, 2025, counterparties had deposited in segregated accounts securities with a value of $1,719,000 and cash of $2,418,000 in connection with TBA transactions.
C.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
D.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of April 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	10,577,733	—	10,577,733
Asset-Backed/Commercial Mortgage-Backed Securities	—	110,290	—	110,290
Temporary Cash Investments	25,778	90,600	—	116,378
Total	25,778	10,778,623	—	10,804,401

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,478	—	—	2,478
Liabilities
Futures Contracts[1]	(1,606)	—	—	(1,606)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.